Share-Based Compensation (Option Pricing Model) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Weighted average fair value of stock options granted	$ 3,140	$ 2,040
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option life (years)	7 years	4 years
Risk free interest rate	1.80%	1.30%
Expected volatility	47.80%	40.80%
Expected life (years)		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option life (years)		7 years
Risk free interest rate	2.20%	1.80%
Expected volatility	48.00%	46.90%
Expected life (years)		5 years